Note 11 - Investments in Unconsolidated Entities (Details Textual)		12 Months Ended
		Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Disclosure of unconsolidated structured entities [line items]
Share of net loss of equity-accounted investees		$ 268,000	$ (2,000)	$ 0
Weighted average cost of capital, measurement input [member]
Disclosure of unconsolidated structured entities [line items]
Significant unobservable input, assets		0.14
OPay Digital Services Limited [member]
Disclosure of unconsolidated structured entities [line items]
Proportion of ownership interest in entity classified as financial asset		9.50%	9.40%
Probability-weighted present value		$ 3,400,000,000	$ 3,000,000,000
Discount rate applied to present value of cash flows		18.50%
OPay Digital Services Limited [member] | Weighted average cost of capital, measurement input [member]
Disclosure of unconsolidated structured entities [line items]
Significant unobservable input, assets		0.185	0.189
OPay Digital Services Limited [member] | Discount rate, measurement input [member]
Disclosure of unconsolidated structured entities [line items]
Significant unobservable input, assets		10	10
OPay Digital Services Limited [member] | Terminal growth rate [member]
Disclosure of unconsolidated structured entities [line items]
Significant unobservable input, assets		0.06
OPay Digital Services Limited [member] | Long term stable growth rate [member]
Disclosure of unconsolidated structured entities [line items]
Explanation of period over which revenue is expected to grow		The PWERM valuation was corroborated using a discounted cash flow analysis based on projected revenue growth of 39% over the 2025-2031 period, a terminal growth rate of 6%, and a discount rate of 18.5%.
Growth rate of revenue		39.00%
OPay Digital Services Limited [member] | Bottom of range [member]
Disclosure of unconsolidated structured entities [line items]
Estimated future equity values		$ 200,000,000
Estimated future equity values, number of expected timing		9 months
Estimated Present Equity Values		$ 200,000,000
OPay Digital Services Limited [member] | Top of range [member]
Disclosure of unconsolidated structured entities [line items]
Estimated future equity values		$ 6,000,000,000
Estimated future equity values, number of expected timing		2 years
Estimated Present Equity Values		$ 4,700,000,000
MiniPay Fund [Member]
Disclosure of unconsolidated structured entities [line items]
Invested amount		2,500,000	$ 1,250,000
Total invested amount		14,596,000	3,435,000
Outstanding capital commitment		6,250,000
Share of net loss of equity-accounted investees	[1]	$ 268,000	$ (2,000)	$ 0
Proportion of ownership interest in associate		27.40%	26.00%
nHorizon [member]
Disclosure of unconsolidated structured entities [line items]
Invested amount		$ 0
Share of net loss of equity-accounted investees		$ 0
Proportion of ownership interest in associate		29.10%
Unrecognized income (loss) from associates		$ 11,000
Accumulated balance of unrecognized share of losses in associates		$ 200,000

[1]	As certain other investors in the MiniPay Fund contribute in-kind services instead of paying the asset management fee in cash, Opera’s share of the fund’s net income (loss) deviates from Opera’s ownership interest.